Members' Deficit (Details) - Schedule of weighted-average number of potentially dilutive units - Manscaped Holdings, LLC [Member] - shares	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,870,253	26,137,193	25,955,880	13,779,619
Incentive Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	17,059,923	17,778,671	18,084,825	8,798,772
Series A Preferred Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,810,330	7,574,745	6,824,112
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		783,777	1,046,943	4,980,847